Summary of Significant Accounting Policies Basis of Presentation (Details) (10-K)	Mar. 31, 2016	Dec. 31, 2015	Oct. 03, 2014	Apr. 01, 2013
Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Ownership percentage	47.00%	47.00%	47.00%	47.00%